UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	01/31/19

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Insight Core Plus Fund

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund
January 31, 2019 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6%
Aerospace & Defense - .0%
General Dynamics,
Gtd. Notes	2.88	5/11/2020	232,000		232,525
Agriculture - .3%
Reynolds American,
Gtd. Notes	4.85	9/15/2023	1,745,000		1,820,630
Airlines - .2%
American Airlines,
Ser. 2013-2, Cl. B	5.60	7/15/2020	193,104	[a]	195,257
American Airlines,
Ser. 2017-1, Cl. AA	3.65	2/15/2029	184,750		181,666
American Airlines,
Ser. 2017-2, Cl. AA	3.35	10/15/2029	280,206		269,364
British Airways,
Ser. 2013-1, Cl. B	5.63	6/20/2020	63,078	[a]	63,926
United Airlines Pass Through Trust,
Ser. 2018-1, Cl. B	4.60	3/1/2026	171,000		171,194
					881,407
Asset-Backed Certificates - 3.2%
BCC Funding XIII,
Ser. 2016-1, Cl. A2	2.20	12/20/2021	73,826	[a]	73,578
BCC Funding XIV,
Ser. 2018-1A, Cl. A	2.96	6/20/2023	114,348	[a]	114,103
Consumer Loan Underlying Bond Credit
Trust,
Ser. 2018-P2	3.47	10/15/2025	1,279,733	[a]	1,276,530
DB Master Finance,
Ser. 2017-1A, Cl. A2	3.63	11/20/2047	61,380	[a]	59,618
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. A3	2.19	10/24/2022	1,600,000	[a]	1,589,184
Marlette Funding Trust,
Ser. 2018-2	3.06	7/17/2028	210,117	[a]	209,792
MVW Owner Trust,
Ser. 2016-1A, Cl. A	2.25	12/20/2033	82,939	[a]	81,063
PNMAC FMSR Issuer Trust,
Ser. 2018-FT1, Cl. A, 1 Month LIBOR
+2.35%	4.86	4/25/2023	125,000	[a,b]	124,844
PNMAC GMSR Issuer Trust,
Ser. 2018-GT1, Cl. A, 1 Month LIBOR
+2.85%	5.36	2/25/2023	100,000	[a,b]	100,206
PNMAC GMSR Issuer Trust,
Ser. 2018-GT2, Cl. A, 1 Month LIBOR
+2.65%	5.16	8/25/2025	125,000	[a,b]	125,232

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Asset-Backed Certificates - 3.2% (continued)
SCF Equipment Leasing,
Ser. 2017-2A, Cl. A	3.41	12/20/2023	71,273	[a]	71,163
Sofi Consumer Loan Program,
Ser. 2017-3, Cl. A	2.77	5/25/2026	154,796	[a]	153,727
Sofi Consumer Loan Program,
Ser. 2018-1, Cl. B	3.65	2/25/2027	148,000	[a]	148,094
Spirit Master Funding,
Ser. 2014-2A, Cl. A	5.76	3/20/2041	284,737	[a]	293,884
Starwood Waypoint Homes Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR
+.95%	3.46	1/17/2035	2,836,330	[a,b]	2,827,305
TAL Advantage,
Ser. 2013-1A, Cl. A	2.83	2/22/2038	172,317	[a]	169,546
Textainer Marine Containers V,
Ser. 2017-1A, Cl. A	3.72	5/20/2042	108,681	[a]	107,758
Textainer Marine Containers V,
Ser. 2017-2A, Cl. A	3.52	6/20/2042	436,421	[a]	429,732
Textainer Marine Containers VII,
Ser. 2018-1A, Cl. A	4.11	7/20/2043	482,000	[a]	485,290
Tricon American Homes Trust,
Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	1,680,773	[a]	1,629,185
Triton Container Finance IV,
Ser. 2017-2A, Cl. A	3.62	8/20/2042	35,709	[a]	35,371
Upgrade Receivables Trust,
Ser. 2018-1	3.76	11/15/2024	4,068,888	[a]	4,069,088
Verizon Owner Trust,
Ser. 2017-3A, Cl. A1A	2.06	4/20/2022	2,485,000	[a]	2,462,989
VSE VOI Mortgage,
Ser. 2016-A, Cl. A	2.54	7/20/2033	153,405	[a]	151,113
Willis Engine Structured Trust IV,
Ser. 2018-A, Cl. A	4.75	9/15/2043	306,324	[a]	315,487
					17,103,882
Asset-Backed Ctfs./Auto Receivables - 3.8%
Ally Auto Receivables Trust,
Ser. 2017-4, Cl. A4	1.96	7/15/2022	3,005,000		2,965,975
CarMax Auto Owner Trust,
Ser. 2017-4, Cl. A4	2.33	5/15/2023	1,270,000		1,251,318
CPS Auto Trust,
Ser. 2016-D, Cl. B	2.11	3/15/2021	236,318	[a]	235,758
DT Auto Owner Trust,
Ser. 2018-2A, Cl. B	3.67	3/15/2024	151,000	[a]	151,408
Enterprise Fleet Financing,
Ser. 2017-3, Cl. A2	2.13	5/20/2023	1,066,902	[a]	1,058,688
Flagship Credit Auto Trust,
Ser. 2016-1, Cl. A	2.77	12/15/2020	13,163	[a]	13,158
NextGear Floorplan Master Owner
Trust,
Ser. 2017-1A, Cl. A2	2.54	4/18/2022	265,000	[a]	263,324

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Asset-Backed Ctfs./Auto Receivables - 3.8% (continued)
Nissan Auto Receivables Owner Trust,
Ser. 2017-B, Cl. A4	1.95	10/16/2023	2,395,000		2,359,437
OSCAR US Funding Trust IX,
Ser. 2018-2A, Cl. A4	3.63	9/10/2025	1,870,000	[a]	1,867,655
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A3	2.45	12/10/2021	550,000	[a]	545,549
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A4	2.76	12/10/2024	710,000	[a]	703,582
OSCAR US Funding Trust VIII,
Ser. 2018-1A, Cl. A4	3.50	5/12/2025	2,730,000	[a]	2,762,318
Tesla Auto Lease Trust,
Gtd. Notes	3.71	8/20/2021	969,576	[a]	976,332
Toyota Auto Receivables Owner Trust,
Ser. 2017-C, Cl. A4	1.98	12/15/2022	3,365,000		3,304,933
Transdigm,
Sr. Scd. Notes	6.25	3/15/2026	1,612,000		1,640,210
					20,099,645
Asset-Backed Ctfs./Student Loans - .7%
DRB Prime Student Loan Trust,
Ser. 2016-B, Cl. A2	2.89	6/25/2040	57,704	[a]	57,434
DRB Prime Student Loan Trust,
Ser. 2017-A, Cl. A2B	2.85	5/27/2042	387,000	[a]	379,760
SMB Private Education Loan Trust,
Ser. 2017-A, Cl. A2A	2.88	9/15/2034	300,000	[a]	294,521
SMB Private Education Loan Trust,
Ser. 2017-B, Cl. A2B, 1 Month LIBOR
+.75%	3.26	10/15/2035	154,000	[a,b]	153,265
Sofi Professional Loan Program,
Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,159,442
Sofi Professional Loan Program,
Ser. 2019, Cl. A	3.18	6/15/2048	802,000	[a]	803,528
					3,847,950
Automobiles & Components - 1.8%
Ford Motor Credit,
Sr. Unscd. Notes	2.34	11/2/2020	313,000		302,413
Ford Motor Credit,
Sr. Unscd. Notes	5.09	1/7/2021	4,000,000		4,062,190
General Motors Financial,
Sr. Unscd. Notes, 3 Month LIBOR
+1.10%	3.69	11/6/2021	5,290,000	[b]	5,177,735
					9,542,338
Banks - 8.3%
ABN AMRO Bank,
Sub. Notes	4.75	7/28/2025	635,000	[a]	647,951
ABN AMRO Bank,
Sub. Notes	4.80	4/18/2026	800,000	[a]	816,590

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Banks - 8.3% (continued)
Bank of America,
Sr. Unscd. Notes	3.00	12/20/2023	353,000		348,311
Bank of America,
Sr. Unscd. Notes	3.37	1/23/2026	588,000		580,852
Bank of America,
Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,237,793
Bank of America,
Sr. Unscd. Notes	3.50	5/17/2022	2,340,000		2,361,031
Bank of America,
Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,622,226
Bank of America,
Sr. Unscd. Notes	3.71	4/24/2028	230,000		227,531
Bank of America,
Sr. Unscd. Notes	3.97	3/5/2029	1,380,000		1,389,429
Bank of America,
Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,180,177
Bank of Nova Scotia,
Jr. Sub. Notes	4.65	10/12/2049	106,000		95,311
Barclays,
Sr. Unscd. Notes	4.38	1/12/2026	1,300,000		1,281,903
Barclays,
Sr. Unscd. Notes, 3 Month LIBOR
+0.46%	3.26	1/11/2021	315,000	[b]	310,801
Barclays,
Sub. Notes	4.84	5/9/2028	305,000		293,345
Citigroup,
Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		2,736,481
Citigroup,
Sr. Unscd. Notes	4.60	3/9/2026	181,000		185,225
Citigroup,
Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		2,903,856
Citigroup,
Sr. Unscd. Notes, 3 Month LIBOR
+1.43%	4.17	9/1/2023	203,000	[b]	206,012
Citigroup,
Sub. Notes	4.75	5/18/2046	830,000		838,869
Citigroup,
Sub. Notes	5.30	5/6/2044	174,000		186,021
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/2026	2,300,000		2,206,125
Danske Bank,
Sr. Unscd. Notes	5.00	1/12/2022	1,977,000	[a]	2,003,451
Goldman Sachs Group,
Sr. Unscd. Notes	3.50	11/16/2026	182,000		176,180
Goldman Sachs Group,
Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,174,483

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Banks - 8.3% (continued)
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR
+1.60%	4.31	11/29/2023	1,125,000	[b]	1,144,802
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR
+1.75%	4.51	10/28/2027	250,000	[b]	251,091
Goldman Sachs Group ,
Sr. Unscd. Notes	3.69	6/5/2028	700,000		680,219
HSBC Capital Funding,
Gtd. Notes	10.18	8/15/2029	325,000	[a]	466,690
JPMorgan Chase & Co,
Jr. Sub. Notes, Ser. CC	4.63	11/1/2022	211,000		194,864
JPMorgan Chase & Co,
Jr. Sub. Notes, Ser. I, 3 Month LIBOR
+3.47%	6.22	1/30/2019	278,000		279,675
JPMorgan Chase & Co,
Sr. Unscd. Notes	2.70	5/18/2023	260,000		255,576
JPMorgan Chase & Co,
Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		2,719,801
JPMorgan Chase & Co,
Sub. Notes	4.25	10/1/2027	2,360,000		2,399,631
Keybank,
Sr. Unscd. Notes	2.50	11/22/2021	1,210,000		1,191,879
Lloyds Banking Group,
Sub. Notes	4.65	3/24/2026	1,500,000		1,466,333
Morgan Stanley,
Sr. Unscd. Notes	4.30	1/27/2045	2,105,000		2,098,191
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/24/2020	425,000		440,484
Morgan Stanley,
Sub. Notes	4.35	9/8/2026	2,500,000		2,534,079
Santander,
Sr. Unscd. Notes, 3 Month LIBOR
+.30%	3.04	11/3/2020	216,000	[b]	215,715
Wells Fargo & Co.,
Sr. Unscd. Notes	3.07	1/24/2023	1,625,000		1,615,390
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/2027	1,520,000		1,554,483
					44,518,857
Beverage Products - .5%
Anheuser-Busch Cos.,
Gtd. Notes	4.70	2/1/2036	115,000	[a]	110,552
Anheuser-Busch Cos.,
Gtd. Notes	4.90	2/1/2046	1,800,000	[a]	1,711,755
Anheuser-Busch InBev Finance,
Gtd. Notes	3.70	2/1/2024	145,000		146,196
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.00	4/13/2028	605,000		602,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Beverage Products - .5% (continued)
Keurig Dr Pepper,
Gtd. Notes	4.06	5/25/2023	250,000	[a]	252,796
					2,823,605
Chemicals - .3%
OCP Group,
Sr. Unscd. Notes	6.88	4/25/2044	745,000		791,805
SABIC Capital II,
Gtd. Notes	4.00	10/10/2023	745,000	[a]	754,834
					1,546,639
Collateralized Loan Obligations Debt - .7%
Antares CLO,
Ser. 2017-1A, Cl. B, 3 Month LIBOR
+2.40%	5.16	7/20/2028	275,000	[a,b]	269,361
Arbor Realty Collateralized Loan
Obligation,
Ser. 2017-FL3, Cl. A, 1 Month LIBOR
+0.99%	3.50	12/15/2027	140,000	[a,b]	139,260
Arbor Realty Commercial Real Estate,
Ser. 2017-FL2, Cl. A, 1 Month LIBOR
+0.99%	3.50	8/15/2027	213,000	[a,b]	212,183
Arbor Realty Commercial Real Estate,
Ser. 2018-FL1, Cl. A, 1 Month LIBOR
+1.15%	3.66	6/15/2028	415,000	[a,b]	412,089
Golub Capital Partners CLO,
Ser. 2017-19RA, Cl. A2, 3 Month
LIBOR +1.80%	4.31	7/26/2029	340,000	[a,b]	338,543
Greystone Commercial Real Estate,
Ser. 2017-FL1A, Cl. A, 1 Month LIBOR
+1.55%	4.06	3/15/2027	100,000	[a,b]	99,698
IVY Hill Middle Market Credit Fund XII,
Ser. 2012-A, Cl. A2, 3 Month LIBOR
+2.25%	5.01	7/20/2029	340,000	[a,b]	329,921
KREF,
Ser. 2018-FL1, 1 Month LIBOR
+2.00%	4.51	6/15/2036	2,062,500	[a,b]	2,043,643
LoanCore,
Ser. 2018-CRE1, Cl. A, 1 Month LIBOR
+1.13%	3.64	5/15/2028	100,000	[a,b]	99,115
					3,943,813
Commercial & Professional Services - 1.1%
DP World,
Sr. Unscd. Notes	6.85	7/2/2037	690,000		808,080
ERAC USA Finance,
Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	1,890,598
ERAC USA Finance,
Gtd. Notes	4.50	2/15/2045	215,000	[a]	202,774

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Commercial & Professional Services - 1.1% (continued)
United Rentals North America,
Gtd. Notes	6.50	12/15/2026	2,638,000		2,746,818
					5,648,270
Commercial Mortgage Pass-Through Ctfs. - 3.0%
AREIT CRE Trust,
Ser. 2018-CRE2, Cl. C	4.41	11/14/2035	4,000,000	[a]	3,953,773
Bancorp Commercial Mortgage Trust,
Ser. 2018 CRE4, Cl. A	3.41	9/15/2035	24,323	[a]	24,299
Bellemeade,
Ser. 2018 -2A, Cl. M1B, 1 Month
LIBOR +1.35%	3.86	8/25/2028	150,000	[a,b]	149,645
CGMS Commercial Mortgage Trust,
Ser. 2017-MDRB, Cl. A	3.61	7/15/2030	25,904	[a]	25,911
Citigroup Commercial Mortgage Trust,
Ser. 2013-375P, Cl. D	3.52	5/10/2035	350,000	[a]	342,617
Citigroup Commercial Mortgage Trust,
Ser. 2016-P6, Cl. C	4.28	12/10/2049	67,000		65,075
Commercial Mortgage Trust,
Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,577,061
Commercial Mortgage Trust,
Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	4,375,000		4,444,569
Freddie Mac Structured Agency Credit
Risk Debt Notes,
Ser.2018-SPI4, Cl. M1	4.46	11/1/2048	684,515	[a]	683,907
FREMF Mortgage Trust,
Ser. 2015-K44, Cl. B	3.68	1/25/2048	90,000	[a]	88,356
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	850,026
Latitude Management Real Estate
Capital,
Ser. 2015-CRE1, Cl. AR	3.48	11/22/2021	180,000	[a]	178,460
Latitude Management Real Estate
Capital,
Ser. 2016-CRE2, Cl. A	4.21	11/24/2031	117,424	[a]	117,424
MSBAM Commercial Mortgage
Securities Trust,
Ser. 2012-CKSV, Cl. C	4.29	10/15/2030	540,000	[a]	532,425
MSDB Trust,
Ser. 2017-712F, Cl. C	3.63	7/11/2039	30,900	[a]	30,158
Prudential Home Mortgage Securities,
Ser. 1994-A, Cl. 5B	6.73	4/28/2024	193	[a]	190
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/2045	1,765,315		1,780,018
					15,843,914
Consumer Discretionary - .4%
Global Partners,
Gtd. Notes	6.25	7/15/2022	104,000		101,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Consumer Discretionary - .4% (continued)
Royal Caribbean Cruises,
Sr. Unscd. Notes	2.65	11/28/2020	39,000		38,469
Wyndham Destinations,
Sr. Scd. Notes	5.75	4/1/2027	2,181,000		2,091,034
					2,230,903
Diversified Financials - 1.7%
Aercap Ireland Capital,
Gtd. Notes	3.50	5/26/2022	1,500,000		1,469,501
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/2020	2,060,000		2,052,502
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/2022	1,825,000		1,901,084
GE Capital International Funding,
Gtd. Notes	2.34	11/15/2020	215,000		209,913
Nuveen,
Gtd. Notes	4.00	11/1/2028	142,000	[a]	148,384
SAFG Retirement Services,
Sr. Unscd. Notes	8.13	4/28/2023	145,000		166,416
United Airlines Pass Through Trust,
Ser. 2019-1, Cl. AA	4.15	8/25/2031	1,190,000		1,190,000
Visa,
Sr. Unscd. Notes	3.15	12/14/2025	1,945,000		1,958,651
					9,096,451
Electronic Components - .2%
Corning,
Sr. Unscd. Notes	4.38	11/15/2057	1,185,000		1,040,523
Energy - 5.3%
Abu Dhabi Crude Oil Pipeline,
Sr. Scd. Bonds	4.60	11/2/2047	535,000	[a]	542,699
Andeavor Logistics,
Gtd. Notes	3.50	12/1/2022	595,000		589,549
Andeavor Logistics,
Gtd. Notes	4.25	12/1/2027	168,000		163,738
Andeavor Logistics,
Gtd. Notes	5.20	12/1/2047	2,710,000		2,614,293
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/2027	520,000		525,850
Cimarex Energy,
Sr. Unscd. Notes	3.90	5/15/2027	75,000		72,534
CITGO Petroleum,
Sr. Scd. Notes	6.25	8/15/2022	5,275,000	[a]	5,222,250
Concho Resources,
Gtd. Notes	4.88	10/1/2047	455,000		462,863
Ecopetrol,
Sr. Unscd. Notes	5.88	5/28/2045	525,000		519,619
Enbridge,
Sr. Unscd. Notes	5.50	12/1/2046	136,000		154,770

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Energy - 5.3% (continued)
Energy Transfer Partners,
Gtd. Notes	4.95	6/15/2028	225,000		228,212
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/2043	1,085,000		1,005,399
EnLink Midstream Partners,
Jr. Sub. Notes, Ser. C	6.00	12/15/2049	79,000		64,780
Enterprise Products Operating,
Gtd. Notes	5.38	2/15/2028	64,000		55,855
EQT,
Sr. Unscd. Notes	3.00	10/1/2022	170,000		163,428
EQT,
Sr. Unscd. Notes	3.90	10/1/2027	1,230,000		1,116,003
Exterran Energy Solutions,
Gtd. Notes	8.13	5/1/2025	17,000		16,660
Genesis Energy,
Gtd. Notes	6.75	8/1/2022	490,000		494,508
Gulfport Energy,
Gtd. Notes	6.38	1/15/2026	83,000		77,398
Kinder Morgan,
Gtd. Notes	7.75	1/15/2032	2,290,000		2,867,941
Kinder Morgan,
Gtd. Notes	8.05	10/15/2030	185,000		230,612
Kinder Morgan Energy Partners,
Gtd. Notes	9.00	2/1/2019	130,000		130,000
Marathon Petroleum,
Sr. Unscd. Notes	4.75	9/15/2044	118,000		109,687
Motiva Enterprises,
Sr. Unscd. Notes	6.85	1/15/2040	300,000	[a]	318,359
MPLX,
Sr. Unscd. Notes	4.13	3/1/2027	855,000		837,623
MPLX,
Sr. Unscd. Notes	4.90	4/15/2058	105,000		94,066
MPLX,
Sr. Unscd. Notes	5.20	3/1/2047	1,022,000		1,005,003
MPLX,
Sr. Unscd. Notes	5.50	2/15/2049	2,309,000		2,361,306
Parkland Fuel,
Sr. Unscd. Notes	6.00	4/1/2026	42,000	[a]	40,320
Petrobras Global Finance,
Gtd. Notes	7.38	1/17/2027	1,460,000		1,590,670
Spectra Energy Partners,
Sr. Unscd. Notes	3.38	10/15/2026	97,000		92,717
Sunoco,
Gtd. Notes	5.50	2/15/2026	129,000		127,709
Targa Resources Partners,
Sr. Unscd. Notes	6.50	7/15/2027	114,000	[a]	117,776
TransCanada PipeLines,
Sr. Unscd. Notes	4.25	5/15/2028	1,300,000		1,334,712

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Energy - 5.3% (continued)
Western Gas Partners,
Sr. Unscd. Notes	4.50	3/1/2028	475,000		459,245
Western Gas Partners,
Sr. Unscd. Notes	5.30	3/1/2048	325,000		290,852
Williams Cos.,
Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		176,312
Williams Cos.,
Sr. Unscd. Notes	4.50	11/15/2023	980,000		1,008,000
Williams Cos.,
Sr. Unscd. Notes	6.30	4/15/2040	920,000		1,055,199
					28,338,517
Environmental Control - .2%
Republic Services,
Sr. Unscd. Notes	3.38	11/15/2027	560,000		545,615
Waste Management,
Gtd.Notes	4.60	3/1/2021	540,000		554,241
					1,099,856
Financials - .3%
Penske Truck Leasing Co.,
Sr. Unscd. Notes	3.65	7/29/2021	1,678,000	[a]	1,688,624
Food Products - .4%
Campbell Soup,
Sr. Unscd. Notes	4.15	3/15/2028	103,000		99,073
General Mills,
Sr. Unscd. Notes	3.20	4/16/2021	41,000		41,277
Grupo Bimbo,
Sub. Notes	5.95	4/17/2023	200,000	[a]	198,740
Kraft Foods Group,
Gtd. Notes	6.88	1/26/2039	1,560,000		1,775,700
					2,114,790
Foreign/Governmental - 1.3%
Arab Petroleum Investments,
Sr. Unscd. Notes	4.13	9/18/2023	695,000	[a]	706,187
Colombian Government,
Sr. Unscd. Notes	4.50	3/15/2029	565,000		579,131
Ghanaian Government,
Sr. Unscd. Bonds	8.13	1/18/2026	300,000		305,402
Ghanaian Government,
Sr. Unscd. Notes	7.63	5/16/2029	200,000	[a]	190,979
Kenyan Government,
Sr. Unscd. Notes	7.25	2/28/2028	575,000	[a]	562,570
Mexican Government,
Sr. Unscd. Notes	4.15	3/28/2027	265,000		261,091
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/2044	1,350,000		1,275,750
Nigerian Government,
Sr. Unscd. Notes	6.50	11/28/2027	490,000	[a]	469,442

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Foreign/Governmental - 1.3% (continued)
Qatari Government,
Sr. Unscd. Notes	5.10	4/23/2048	1,345,000		1,446,175
Ukrainian Government,
Sr. Unscd. Notes	0.00	5/31/2040	1,420,000		871,575
Ukrainian Government,
Sr. Unscd. Notes	7.38	9/25/2032	505,000	[a]	431,673
					7,099,975
Health Care - 4.8%
Abbott Laboratories,
Sr. Unscd. Notes	4.90	11/30/2046	1,860,000		2,078,183
Abbvie,
Sr. Unscd. Notes	3.20	5/14/2026	4,425,000		4,198,224
Aetna,
Sr. Unscd. Notes	2.80	6/15/2023	2,640,000		2,569,977
AmerisourceBergen,
Sr. Unscd. Notes	3.25	3/1/2025	910,000		874,692
Cigna,
Sr. Unscd. Notes	4.90	12/15/2048	149,000	[a]	152,935
CVS Health,
Sr. Unscd. Notes	4.30	3/25/2028	1,620,000		1,642,310
Elanco Animal Health,
Sr. Unscd. Notes	4.27	8/28/2023	3,111,000	[a]	3,136,466
Gilead Sciences,
Sr. Unscd. Notes	4.75	3/1/2046	1,180,000		1,227,277
HCA,
Gtd. Notes	5.38	9/1/2026	36,000		37,035
HCA,
Gtd. Notes	5.88	2/1/2029	297,000		311,479
Medtronic,
Gtd. Notes	4.63	3/15/2045	1,415,000		1,543,186
Mylan,
Gtd. Notes	3.15	6/15/2021	1,060,000		1,041,987
Mylan,
Gtd. Notes	3.95	6/15/2026	69,000		65,448
Shire Acquisitions Investments Ireland,
Gtd. Notes	2.88	9/23/2023	1,430,000		1,379,670
Stryker Corp,
Sr. Unscd. Notes	3.38	11/1/2025	3,275,000		3,251,692
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		1,930,943
					25,441,504
Industrials - 1.5%
Eaton,
Gtd. Notes	3.10	9/15/2027	4,300,000		4,127,594
General Electric,
Sr. Unscd. Notes	4.13	10/9/2042	2,699,000		2,238,602

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Industrials - 1.5% (continued)
General Electric,
Sub. Notes	5.30	2/11/2021	75,000		76,857
Heathrow Funding,
Sr. Scd. Bonds	4.88	7/15/2021	100,000	[a]	103,409
Pitney Bowes,
Sr. Unscd. Notes	4.38	5/15/2022	1,435,000		1,358,945
Sydney Airport Finance,
Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	67,854
					7,973,261
Information Technology - .2%
Oracle,
Sr. Unscd. Notes	2.65	7/15/2026	975,000		929,866
Insurance - 4.0%
Allstate,
Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		2,456,304
American International Group,
Jr. Sub. Notes	8.18	5/15/2058	2,825,000		3,308,146
American International Group,
Sr. Unscd. Notes	4.88	6/1/2022	2,305,000		2,431,100
Berkshire Hathaway Finance,
Gtd. Notes	4.20	8/15/2048	250,000		257,475
Liberty Mutual Group,
Gtd. Notes, 3 Month LIBOR +2.91%	5.69	3/15/2037	4,421,000	[a]	4,206,338
Lincoln National,
Sr. Unscd. Notes	3.80	3/1/2028	278,000		273,636
Massachusetts Mutual Life Insurance,
Sub. Notes	4.90	4/1/2077	179,000	[a]	182,078
MetLife,
Jr. Sub. Notes	6.40	12/15/2036	3,862,000		4,137,921
Pricoa Global Funding I,
Scd. Notes	2.45	9/21/2022	150,000	[a]	146,099
Principal Financial Group,
Gtd. Notes	3.10	11/15/2026	195,000		186,321
Principal Financial Group,
Gtd. Notes	4.30	11/15/2046	1,600,000		1,503,819
Prudential Financial,
Jr. Sub. Notes	5.63	6/15/2043	1,645,000		1,706,021
Prudential Financial,
Jr. Sub. Notes	5.70	9/15/2048	264,000		254,159
Trinity Acquisition,
Gtd. Notes	4.40	3/15/2026	43,000		43,061
					21,092,478
Internet Software & Services - .4%
Amazon. com,
Sr. Unscd. Notes	4.05	8/22/2047	1,345,000		1,368,025
Tencent Holdings,
Sr. Unscd. Notes	3.60	1/19/2028	400,000	[a]	389,585

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Internet Software & Services - .4% (continued)
Zayo Group,
Gtd. Notes	5.75	1/15/2027	525,000	[a]	508,562
					2,266,172
Materials - .1%
Ardagh Packaging Finance Holdings,
Gtd. Notes	6.00	2/15/2025	525,000	[a]	511,875
Media - 5.1%
21st Century Fox America,
Gtd. Debs.	7.63	11/30/2028	1,470,000		1,881,471
21st Century Fox America,
Gtd. Notes	4.00	10/1/2023	500,000		518,016
Altice France,
Sr. Scd. Bonds	6.25	5/15/2024	250,000	[a]	246,013
CCO Holdings,
Sr. Unscd. Notes	5.75	2/15/2026	94,000	[a]	95,880
Charter Communications Operating,
Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,377,293
Charter Communications Operating,
Sr. Scd. Notes	5.75	4/1/2048	1,939,000		1,935,887
Comcast,
Gtd. Notes	3.70	4/15/2024	235,000		240,400
Comcast,
Gtd. Notes	4.15	10/15/2028	55,000		57,018
Comcast,
Gtd. Notes	4.70	10/15/2048	545,000		570,347
Cox Communications,
Sr. Unscd. Notes	4.60	8/15/2047	1,060,000	[a]	959,069
CSC Holdings,
Gtd. Notes	6.50	2/1/2029	2,408,000	[a]	2,445,625
CSC Holdings,
Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	1,290,625
Gray Television,
Sr. Unscd. Notes	7.00	5/15/2027	1,024,000	[a]	1,067,110
Grupo Televisa,
Sr. Unscd. Notes	5.00	5/13/2045	200,000		183,494
Sirius XM Radio,
Sr. Unscd. Notes	5.00	8/1/2027	2,788,000	[a]	2,704,360
Sky,
Gtd. Notes	3.75	9/16/2024	3,030,000	[a]	3,096,149
Viacom,
Jr. Sub. Notes	5.88	2/28/2057	2,890,000		2,794,588
Viacom,
Sr. Unscd. Notes	6.88	4/30/2036	166,000		189,187
VTR Finance,
Sr. Scd. Notes	6.88	1/15/2024	4,152,000	[a]	4,291,715

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Media - 5.1% (continued)
Warner Media,
Gtd. Debs.	5.35	12/15/2043	1,520,000		1,530,668
					27,474,915
Metals & Mining - 2.2%
BHP Billiton Finance USA,
Gtd. Notes	6.75	10/19/2075	8,520,000	[a]	9,299,367
First Quantum Minerals,
Gtd. Notes	7.25	4/1/2023	1,167,000	[a]	1,121,790
Glencore Funding,
Gtd. Notes	4.63	4/29/2024	1,170,000	[a]	1,197,116
					11,618,273
Municipal Bonds - 1.3%
California,
GO (Build America Bonds)	7.30	10/1/2039	3,705,000		5,195,225
California,
GO (Various Purpose)	7.55	4/1/2039	270,000		397,208
New York City,
GO (Build America Bonds)	5.99	12/1/2036	980,000		1,176,412
					6,768,845
Real Estate - 1.2%
Alexandria Real Estate Equities,
Gtd. Notes	3.95	1/15/2027	425,000		415,969
Alexandria Real Estate Equities,
Gtd. Notes	4.50	7/30/2029	1,560,000		1,579,118
Digital Realty Trust,
Gtd. Notes	3.70	8/15/2027	1,240,000		1,191,757
Simon Property Group,
Sr. Unscd. Notes	3.50	9/1/2025	2,040,000		2,031,318
Vereit Operating Partnership,
Gtd. Notes	3.95	8/15/2027	1,455,000		1,383,394
					6,601,556
Retailing - .1%
Dollar Tree,
Sr. Unscd. Notes	4.20	5/15/2028	350,000		332,363
Semiconductors & Semiconductor Equipment - .3%
Broadcom,
Gtd. Notes	3.00	1/15/2022	1,405,000		1,376,205
NXP,
Gtd. Notes	3.88	9/1/2022	448,000	[a]	447,485
					1,823,690
Technology Hardware & Equipment - .4%
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/2026	1,265,000	[a]	1,323,923
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/2022	900,000		931,520
					2,255,443

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Telecommunication Services - 3.3%
AT&T,
Sr. Unscd. Notes	4.50	5/15/2035	300,000		283,552
AT&T,
Sr. Unscd. Notes	4.75	5/15/2046	170,000		158,728
AT&T,
Sr. Unscd. Notes	4.90	8/15/2037	2,165,000		2,117,091
AT&T,
Sr. Unscd. Notes	5.45	3/1/2047	3,190,000		3,267,729
DKT Finance,
Sr. Scd. Notes	9.38	6/17/2023	2,200,000	[a]	2,326,500
Rogers Communications,
Gtd. Notes	4.10	10/1/2023	1,025,000		1,057,813
Sprint Spectrum,
Sr. Scd. Notes	4.74	3/20/2025	1,567,000	[a]	1,567,000
Telefonica Emisiones,
Gtd. Notes	5.21	3/8/2047	1,010,000		978,963
Verizon Communications,
Sr. Unscd. Notes	3.38	2/15/2025	2,335,000		2,334,662
Verizon Communications,
Sr. Unscd. Notes	4.67	3/15/2055	72,000		69,859
Verizon Communications,
Sr. Unscd. Notes	5.01	8/21/2054	3,195,000		3,274,283
					17,436,180
Transportation - .7%
Cfx Escrow,
Sr. Unscd. Notes	6.00	2/15/2024	199,000		199,000
Cfx Escrow,
Sr. Unscd. Notes	6.38	2/15/2026	282,000		282,000
CSX,
Sr. Unscd. Notes	2.60	11/1/2026	1,177,000		1,085,986
FedEx,
Gtd. Notes	4.40	1/15/2047	1,940,000		1,780,294
Ryder System,
Gtd. Notes	3.50	6/1/2021	194,000		194,544
Union Pacific,
Sr. Unscd. Notes	4.50	9/10/2048	98,000		99,982
					3,641,806
U. S. Government Agencies Mortgage-Backed - 21.2%
Federal Home Loan Mortgage Corp.
3.50%, 8/1/30-8/1/46			10,400,100	[c]	10,538,797
5.00%, 9/1/40			189,615	[c]	203,194
5.50%, 5/1/40			24,708	[c]	26,205
6.00%, 6/1/22			67,495	[c]	69,248
6.50%, 9/1/29-3/1/32			1,787	[c]	1,959
7.00%, 11/1/31			48,949	[c]	51,830
7.50%, 12/1/25-1/1/31			3,376	[c]	3,460

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U. S. Government Agencies Mortgage-Backed - 21.2%
(continued)
8.00%, 1/1/28			2,073	[c]	2,365
8.50%, 7/1/30			266	[c]	310
REMIC, Ser. 51, Cl. E, 10.00%,
7/15/20			1,001	[c]	1,011
Federal National Mortgage Association
2.97%, 10/1/47			7,334,469	[c]	7,315,561
3.00%, 10/1/30-4/1/43			15,640,494	[c]	15,636,741
3.50%, 1/1/31-9/1/47			39,434,395	[c]	39,821,481
4.50%, 8/1/48			9,492,001	[c]	9,935,060
5.00%, 11/1/20			44,840	[c]	45,605
5.50%, 2/1/33-7/1/40			2,033,094	[c]	2,210,050
6.00%, 5/1/22-12/1/22			49,901	[c]	52,473
6.50%, 6/1/29-10/1/32			14,065	[c]	15,251
7.00%, 2/1/29-6/1/32			13,449	[c]	14,239
7.50%, 11/1/27-3/1/31			2,243	[c]	2,329
8.00%, 12/1/25			2,342	[c]	2,458
Government National Mortgage Association I
5.50%, 4/15/33			442,208		485,117
6.50%, 4/15/28-7/15/32			6,829		7,430
7.00%, 10/15/28-9/15/31			1,744		1,982
7.50%, 11/15/30			129		130
8.00%, 5/15/26-10/15/30			7,394		7,550
8.50%, 4/15/25			779		790
9.00%, 10/15/27			4,747		4,758
Government National Mortgage Association II
3.00%, 11/20/45-11/20/47			13,669,701		13,583,857
4.00%, 10/20/47-1/20/48			7,255,372		7,468,195
4.50%, 7/20/48			5,558,269		5,775,062
6.50%, 2/20/31-7/20/31			30,289		34,427
7.00%, 11/20/29			93		106
					113,319,031
U. S. Government Securities - 16.2%
U.S. Treasury Bonds	3.50	2/15/2039	8,876,900		9,762,856
U.S. Treasury Floating Rate Notes,
3 Month T-Bill FLAT	2.43	7/31/2020	6,000,000	[b]	5,997,597
U.S. Treasury Notes	2.38	4/15/2021	10,127,000		10,109,001
U.S. Treasury Notes	2.63	12/31/2023	1,603,000		1,616,682
U.S. Treasury Notes	2.88	9/30/2023	48,267,200		49,183,523
U.S. Treasury Notes	2.88	8/15/2028	958,600		978,427
U.S. Treasury Notes	3.13	5/15/2048	7,835,300		8,014,808
U.S. Treasury Notes	3.38	11/15/2048	757,000		812,577
					86,475,471

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Utilities - 2.9%
Black Hills,
Sr. Unscd. Notes	3.95	1/15/2026	193,000		192,002
Black Hills,
Sr. Unscd. Notes	4.25	11/30/2023	100,000		102,572
Cleveland Electric Illuminating,
Sr. Unscd. Notes	3.50	4/1/2028	150,000	[a]	141,927
Dominion Energy,
Sr. Unscd. Notes, Ser. D	2.85	8/15/2026	2,365,000		2,209,761
Duke Energy,
Sr. Unscd. Notes	3.15	8/15/2027	355,000		340,382
Duke Energy Carolinas,
1st Mortgage Bond	3.95	11/15/2028	4,445,000		4,619,325
Duquesne Light Holdings,
Sr. Unscd. Notes	6.40	9/15/2020	163,000	[a]	170,006
Enel Finance International,
Gtd. Notes	2.75	4/6/2023	200,000	[a]	189,263
Enel Finance International,
Gtd. Notes	4.63	9/14/2025	306,000	[a]	302,547
Exelon,
Sr. Unscd. Notes	3.40	4/15/2026	91,000		88,038
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/2019	2,200,000		2,229,818
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/2039	355,000		379,323
FirstEnergy,
Sr. Unscd. Notes, Ser. C	4.85	7/15/2047	179,000		181,813
Kansas City Power & Light,
Sr. Unscd. Notes	4.20	6/15/2047	167,000		161,508
Kentucky Utilities,
First Mortgage Bonds	4.38	10/1/2045	1,210,000		1,210,907
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,422,352
NiSource,
Jr. Sub. Notes	5.65	6/15/2023	134,000	[a]	129,198
PPL Electric Utilities,
First Mortgage Bond	4.15	6/15/2048	315,000		320,913
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/2037	550,000		698,183
South Carolina Electric & Gas Co.,
First Mortgage Bond	4.25	8/15/2028	130,000		136,611
Southern Co Gas Capital,
Gtd. Notes	3.95	10/1/2046	98,000		87,682
Southern Co Gas Capital,
Gtd. Notes	4.40	5/30/2047	211,000		198,634
					15,512,765
Total Bonds and Notes
(cost $530,955,159)					532,038,608

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Shares
Preferred Stocks - .1%
U. S. Government Agencies - .1%
CoBank,
Ser. F
(cost $542,100)	6.25	5,200	537,394
	1-Day
Description	Yield (%)	Shares	Value ($)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $8,025,580)	2.37	8,025,580 [d]	8,025,580
Total Investments (cost $539,522,839)		101.2%	540,601,582
Liabilities, Less Cash and Receivables		(1.2%)	(6,459,951)
Net Assets		100.0%	534,141,631

LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $104,023,654 or 19.47% of net assets.

[b]	Variable rate security—rate shown is the interest rate in effect at period end.
[c]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	41,051,477	-	41,051,477
Commercial Mortgage-Backed	-	15,843,914	-	15,843,914
Collateralized Loan Obligations	-	3,943,813	-	3,943,813
Corporate Bonds†	-	257,536,082	-	257,536,082
Equity Securities-Preferred Stocks†	537,394	-	-	537,394
Foreign Government	-	7,099,975	-	7,099,975
Municipal Bonds	-	6,768,845	-	6,768,845
Investment Company	8,025,580	-	-	8,025,580
U.S. Government
Agencies/Mortgage-Backed	-	113,319,031	-	113,319,031
U.S. Treasury	-	86,475,471	-	86,475,471
Liabilities ($)
Other Financial Instruments:
Futures††	(412,172)	-	-	(412,172)

†	See Statement of Investments for additional detailed categorizations.
†	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Insight Core Plus Fund
January 31, 2019 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Short
U.S. Treasury 10 Year
Notes	45	3/19	5,359,922	5,511,094	(151,172)
Ultra 10 Year U. S.
Treasury Notes	64	3/19	8,103,000	8,364,000	(261,000)
Gross Unrealized Depreciation					(412,172)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2019, accumulated net unrealized appreciation on investments was $1,078,743, consisting of $7,658,975 gross unrealized appreciation and $6,580,232 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      March 18, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)